January 21, 2010	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA IDEA

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 25 to the
Registration Statement on Form N-1A (File Nos. 811-10509 and 333-70754)_

Ladies and Gentlemen:

Please find enclosed for filing on behalf of AXA Premier VIP Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 25 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 24 to the Trust’s Registration Statement, which was filed with the U.S. Securities and Exchange Commission (“SEC”) on April 30, 2009. The Post-Effective Amendment is being filed to amend the Trust’s Registration Statement to comply with amendments to Form N-1A recently adopted by the SEC, to include information regarding investment strategy changes and a new sub-adviser for certain portfolios of the Trust, to include new exhibits and other information not previously filed and to make other minor clarifying, updating and stylistic changes.

The Post-Effective Amendment is scheduled to become effective on April 11, 2010. We would appreciate receiving any comments by March 5, 2010. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Andrea Ottomanelli Magovern at (202) 778-9178 or me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
Armando Capasso, Esq.
AXA Equitable Life Insurance Company

Andrea Ottomanelli Magovern, Esq.
K&L Gates LLP